Leases (Details) - Schedule of Maturity Analysis of Operating Lease Liability - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Analysis of Operating Lease Liability [Abstract]
Within one year	$ 98
One to three years	35
Total future minimum lease payments	133
Less: imputed interest	(4)
Total	$ 129	$ 272